Loans and Financing (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loans and Financing [Line Items]
Revolving credit facilities	$ 2,900	$ 3,000
Foreign Countries [Member]
Loans and Financing [Line Items]
Revolving credit facilities	$ 500	$ 500